UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7492

        Nuveen Insured California Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
	November 30, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 5.6% (3.8% of Total Investments)
$ 620	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	$672,880
	2000, 5.875%, 11/01/20 – MBIA Insured
2,125	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/08 at 102.00	Aaa	2,202,584
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	AAA	1,614,615
	AMBAC Insured
6,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/27 –	5/13 at 100.00	AAA	6,373,499
	AMBAC Insured

10,245	Total Education and Civic Organizations			10,863,578

	Health Care – 1.7% (1.2% of Total Investments)
1,450	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	1/07 at 102.00	AAA	1,481,683
	Bonds, Mark Twain St. Joseph’s Healthcare Corporation, Series 1996A, 6.000%, 7/01/19 –
	MBIA Insured
1,755	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.500%,	5/12 at 101.00	AAA	1,936,537
	5/15/18 – AMBAC Insured

3,205	Total Health Care			3,418,220

	Housing/Single Family – 2.2% (1.5% of Total Investments)
440	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	476,929
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,500	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%,	2/16 at 100.00	AAA	2,692,200
	2/01/42 – AMBAC Insured (Alternative Minimum Tax)
1,100	California Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C-2-II, 5.625%,	8/07 at 101.50	AAA	1,125,003
	8/01/20 – MBIA Insured (Alternative Minimum Tax)

4,040	Total Housing/Single Family			4,294,132

	Tax Obligation/General – 23.6% (16.1% of Total Investments)
1,460	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series	8/10 at 101.00	AAA	1,586,027
	2000B, 5.750%, 8/01/16 – FGIC Insured
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds,	8/16 at 100.00	AAA	1,579,256
	Series 2006B, 5.250%, 8/01/30 – FGIC Insured
4,400	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 – MBIA Insured	2/13 at 100.00	AAA	4,641,912
	California, General Obligation Bonds, Series 2004:
1,000	5.000%, 2/01/18 – AMBAC Insured	2/14 at 100.00	AAA	1,081,810
2,250	5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	AAA	2,393,910
3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24 – MBIA	6/07 at 101.00	AAA	3,042,570
	Insured (Alternative Minimum Tax)
1,910	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,369,088
	2002A, 6.000%, 8/01/26 – MBIA Insured
1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AAA	1,356,140
	Bonds, Series 2005A, 5.000%, 8/01/24 – FSA Insured
2,200	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	AAA	2,381,104
	5.000%, 7/01/17 – FSA Insured
3,310	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006B,	7/16 at 100.00	AAA	3,499,199
	4.750%, 7/01/25 – FGIC Insured (UB)
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,110	5.000%, 8/01/21 – FSA Insured	8/14 at 102.00	AAA	2,309,332
3,250	5.000%, 8/01/22 – FSA Insured	8/14 at 102.00	AAA	3,547,928
3,395	5.000%, 8/01/23 – FSA Insured	8/14 at 102.00	AAA	3,699,090
1,270	Merced City School District, Merced County, California, General Obligation Bonds, Series 2004,	8/13 at 100.00	AAA	1,356,665
	5.000%, 8/01/22 – FGIC Insured
305	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	328,183
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
2,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aaa	2,688,550
	Bonds, Series 2005, 5.000%, 7/01/27 – MBIA Insured
1,125	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	No Opt. Call	AAA	611,798
	Series 1999A, 0.000%, 7/01/21 – FGIC Insured
1,575	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	1,617,217
	Series 2006G-1, 4.500%, 7/01/29 – FSA Insured (UB)
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A,	6/10 at 102.00	Aaa	2,113,120
	5.000%, 6/15/26 – FGIC Insured
1,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/14 at 100.00	AAA	1,072,600
	Bonds, Series 2004, 5.000%, 8/01/24 – FSA Insured
2,445	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series	8/13 at 100.00	AAA	2,646,981
	2004A, 5.000%, 8/01/21 – FGIC Insured

43,185	Total Tax Obligation/General			45,922,480

	Tax Obligation/Limited – 40.7% (27.7% of Total Investments)
	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public
	Improvement Project, Series 1997C:
5,130	0.000%, 9/01/18 – FSA Insured	No Opt. Call	AAA	3,161,978
8,000	0.000%, 9/01/21 – FSA Insured	No Opt. Call	AAA	4,283,120
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,535	5.000%, 12/01/20 – AMBAC Insured	12/13 at 100.00	AAA	1,644,891
1,780	5.000%, 12/01/23 – AMBAC Insured	12/13 at 100.00	AAA	1,893,920
3,725	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	1/16 at 100.00	AAA	4,103,237
	2005J, 5.000%, 1/01/17 – AMBAC Insured
380	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	409,701
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,110	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	1,201,120
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
4,000	Contra Costa County, California, Certificates of Participation Refunding, Merrithew Memorial	11/07 at 102.00	AAA	4,142,440
	Hospital Replacement, Series 1997, 5.500%, 11/01/22 – MBIA Insured
6,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	6,248,039
	Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured
8,280	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	AAA	8,857,695
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
3,000	Galt Schools Joint Powers Authority, Sacramento County, California, Revenue Refunding Bonds,	11/07 at 102.00	AAA	3,121,380
	High School and Elementary School Facilities, Series 1997A, 5.875%, 11/01/24 – MBIA Insured
285	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	308,370
	5.000%, 9/01/20 – XLCA Insured
1,810	Kern County Board of Education, California, Certificates of Participation Refunding, Series	5/08 at 102.00	AAA	1,879,866
	1998A, 5.200%, 5/01/28 – MBIA Insured
5,000	La Quinta Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment	9/07 at 102.00	AAA	5,148,950
	Project Area 1, Series 1998, 5.200%, 9/01/28 – AMBAC Insured
2,300	Long Beach Bond Finance Authority, California, Multiple Project Tax Allocation Bonds, Housing	8/15 at 100.00	AAA	2,460,885
	and Gas Utility Financing Project Areas, Series 2005A-1, 5.000%, 8/01/25 – AMBAC Insured
685	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	729,135
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AAA	1,080,350
	Project, Series 2004A, 5.000%, 12/01/20 – FSA Insured
1,250	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	1,352,138
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 – MBIA Insured
4,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AAA	4,225,880
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
2,780	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos	No Opt. Call	AAA	2,996,340
	Community Development Project, Series 2003A, 5.000%, 8/01/12 – MBIA Insured
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	6/13 at 101.00	AAA	4,401,938
	2003A, 5.000%, 6/01/28 – AMBAC Insured
2,000	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	2,193,400
	Project, Series 2000, 5.750%, 6/15/33 – MBIA Insured
325	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	345,940
	2005A, 5.000%, 9/01/35 – XLCA Insured
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	9/13 at 100.00	AAA	1,068,980
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – MBIA Insured
405	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	428,360
	8/01/25 – AMBAC Insured
5,000	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	9/09 at 102.00	AAA	5,342,000
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – MBIA Insured
5,510	Sweetwater Union High School District Public Financing Authority, California, Special Tax	9/15 at 100.00	AAA	5,881,705
	Revenue Bonds, Series 2005A, 5.000%, 9/01/28 – FSA Insured

80,430	Total Tax Obligation/Limited			78,911,758

	Transportation – 6.9% (4.7% of Total Investments)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 65.32	AAA	3,755,310
	Bonds, Series 1999, 0.000%, 1/15/18 – MBIA Insured
4,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	4,332,160
	Project, Series 2003A, 5.000%, 8/15/18 – AMBAC Insured
5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	5,236,250
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured
	(Alternative Minimum Tax)

15,500	Total Transportation			13,323,720

	U.S. Guaranteed – 33.3% (22.6% of Total Investments) (4)
1,380	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	1,505,097
	2000, 5.875%, 11/01/20 (Pre-refunded 11/01/10) – MBIA Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, Asian Art Museum of San
	Francisco, Series 2000:
1,295	5.500%, 6/01/19 (Pre-refunded 6/01/10) – MBIA Insured	6/10 at 101.00	AAA	1,396,269
1,000	5.500%, 6/01/20 (Pre-refunded 6/01/10) – MBIA Insured	6/10 at 101.00	AAA	1,078,200
3,450	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/09 at 101.00	AAA	3,705,162
	Series 1999A, 5.750%, 11/01/24 (Pre-refunded 11/01/09) – MBIA Insured
2,500	California, Various Purpose General Obligation Bonds, Series 1999, 5.500%, 9/01/24	9/09 at 101.00	AAA	2,661,200
	(Pre-refunded 9/01/09) – FSA Insured
	California, Various Purpose General Obligation Bonds, Series 2000:
7,995	5.750%, 3/01/22 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA	8,628,523
1,900	5.750%, 3/01/27 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA	2,050,556
2,580	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	3/07 at 100.00	AAA	2,593,726
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
3,000	Escondido Union High School District, San Diego County, California, General Obligation Bonds,	5/07 at 102.00	AAA	3,086,460
	Series 1996, 5.700%, 11/01/10 – MBIA Insured (ETM)
	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2001F:
1,065	5.125%, 8/01/21 – FSA Insured (ETM)	8/09 at 102.00	AAA	1,124,459
1,160	5.125%, 8/01/22 – FSA Insured (ETM)	8/09 at 102.00	AAA	1,224,763
1,220	5.125%, 8/01/23 – FSA Insured (ETM)	8/09 at 102.00	AAA	1,288,113
1,500	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation	8/10 at 101.00	AAA	1,608,960
	Bonds, Series 2000A, 5.250%, 8/01/25 (Pre-refunded 8/01/10) – MBIA Insured
	Kern Community College District, California, General Obligation Bonds, Series 2003A:
2,655	5.000%, 11/01/20 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	AAA	2,907,172
2,665	5.000%, 11/01/21 (Pre-refunded 11/01/13) – FGIC Insured	11/13 at 100.00	AAA	2,918,122
3,190	Kern County Board of Education, California, Certificates of Participation Refunding, Series	5/08 at 102.00	AAA	3,330,775
	1998A, 5.200%, 5/01/28 (Pre-refunded 5/01/08) – MBIA Insured
1,750	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	8/09 at 100.00	AAA	1,834,840
	Series 1999A, 5.250%, 8/01/24 (Pre-refunded 8/01/09) – FGIC Insured
3,865	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AAA	4,140,652
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/30 (Pre-refunded 7/01/10) –
	FGIC Insured
	Manteca Unified School District, San Joaquin County, California, General Obligation Bonds,
	Series 2004:
1,000	5.250%, 8/01/21 (Pre-refunded 8/01/14) – FSA Insured	8/14 at 100.00	AAA	1,119,770
1,000	5.250%, 8/01/22 (Pre-refunded 8/01/14) – FSA Insured	8/14 at 100.00	AAA	1,119,770
2,500	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente,	1/10 at 100.00	AAA	2,689,975
	Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured
4,320	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	5,930,842
	Revenue Bonds, Series 1987B, 8.625%, 5/01/16 (Alternative Minimum Tax) (ETM)
1,690	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	AAA	1,836,675
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 (Pre-refunded 12/01/09) –
	AMBAC Insured
1,000	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/10 at 101.00	AAA	1,087,300
	2000A, 5.500%, 12/01/20 (Pre-refunded 12/01/10) – AMBAC Insured
3,500	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/09 at 101.00	AAA	3,714,690
	1999, 5.500%, 7/01/34 (Pre-refunded 7/01/09) – FGIC Insured

59,180	Total U.S. Guaranteed			64,582,071

	Utilities – 9.7% (6.6% of Total Investments)
3,740	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	3,939,155
	Edison Company, Series 1999B, 5.450%, 9/01/29 – MBIA Insured
670	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	722,340
	9/01/31 – XLCA Insured
3,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 –	7/12 at 101.00	AAA	3,754,205
	FSA Insured
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	AAA	108,229
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 –	8/12 at 100.00	AAA	2,070,413
	AMBAC Insured (Alternative Minimum Tax)
	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A:
2,800	5.000%, 7/01/24 – MBIA Insured	7/13 at 100.00	AAA	2,985,668
5,000	5.000%, 7/01/28 – MBIA Insured	7/13 at 100.00	AAA	5,316,600

17,760	Total Utilities			18,896,610

	Water and Sewer – 23.3% (15.8% of Total Investments)
1,700	Castaic Lake Water Agency, California, Revenue Certificates of Participation, Series 2004A,	8/14 at 100.00	AAA	1,831,597
	5.000%, 8/01/20 – AMBAC Insured
2,975	Chino Basin Regional Finance Authority, California, Sewerage System Revenue Bonds, Inland	2/07 at 100.00	AAA	2,980,950
	Empire Utilities Agency, Series 1994, 6.000%, 8/01/16 – AMBAC Insured
2,000	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	AAA	2,142,260
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
460	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	494,965
	5.000%, 4/01/36 – MBIA Insured
2,700	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	2,927,988
	Capital Projects, Series 2003A, 5.000%, 10/01/21 – FSA Insured
430	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	462,835
	5.000%, 6/01/31 – MBIA Insured
12,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	12,692,157
	5.000%, 2/01/33 – FGIC Insured
2,775	Pomona Public Financing Authority, California, Revenue Bonds, Water Facilities Project, Series	5/09 at 101.00	AAA	2,919,522
	1999AC, 5.500%, 5/01/29 – FGIC Insured
750	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/14 at 100.00	AAA	811,875
	2004A, 5.000%, 12/01/21 – AMBAC Insured
1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004,	10/14 at 100.00	AAA	1,620,776
	5.000%, 10/01/25 – AMBAC Insured
3,675	San Dieguito Water District, California, Water Revenue Bonds, Series 2004, 5.000%, 10/01/23 –	10/14 at 100.00	AAA	3,954,484
	FGIC Insured
	Santa Clara Valley Water District, California, Certificates of Participation, Series 2004A:
1,400	5.000%, 2/01/19 – FGIC Insured	2/14 at 100.00	AAA	1,505,770
445	5.000%, 2/01/20 – FGIC Insured	2/14 at 100.00	AAA	477,494
465	5.000%, 2/01/21 – FGIC Insured	2/14 at 100.00	AAA	497,750
2,130	Santa Rosa, Sonoma County, California, Wastewater Revenue Bonds, Series 2004B, 5.000%,	9/14 at 100.00	AAA	2,321,018
	9/01/18 – FGIC Insured
2,500	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	AAA	2,647,200
	2003A, 5.000%, 8/01/30 – MBIA Insured
	Yorba Linda Water District, California, Certificates of Participation, Highland Reservoir
	Renovation, Series 2003:
2,010	5.000%, 10/01/28 – FGIC Insured	10/13 at 100.00	AAA	2,141,454
2,530	5.000%, 10/01/33 – FGIC Insured	10/13 at 100.00	AAA	2,695,462

42,465	Total Water and Sewer			45,125,557

$ 276,010	Total Investments (cost $268,689,374) – 147.0%			285,338,126

	Floating Rate Obligations – (2.1%)			(3,997,000)

	Other Assets Less Liabilities – 4.1%			7,705,867

	Preferred Shares, at Liquidation Value – (49.0)%			(95,000,000)

	Net Assets Applicable to Common Shares – 100%			$194,046,993

Forward Swaps outstanding at November 30, 2006:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$4,900,000	Pay	3 Month USD-LIBOR	5.869%	Semi-Annually	7/27/07	7/27/34	$ 562,002
Morgan Stanley	6,200,000	Pay	3 Month USD-LIBOR	5.811%	Semi-Annually	7/27/07	7/27/24	533,325
Morgan Stanley	5,400,000	Pay	3 Month USD-LIBOR	5.816%	Semi-Annually	7/27/07	7/27/29	524,731

								$1,620,058

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At November 30, 2006, the cost of investments was $264,539,179.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

Gross unrealized:
Appreciation	$16,803,405
Depreciation	0

Net unrealized appreciation (depreciation) of investments	$16,803,405

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Premium Income Municipal Fund 2, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2007

* Print the name and title of each signing officer under his or her signature.